UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  April 18, 2012 to May 17, 2012

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On May 17, 2012 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2012 to May 17, 2012. The Depositor filed its most recent Form ABS-15G on
  May 15, 2012. The CIK number for the Depositor is 0001013611.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. There are no current updates to the net operating income at this time.

 SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust
  Bank Portfolio I mortgage loan and the SunTrust Bank Portfolio II mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. Updated financial information required under Item 1112(b) of Regulation AB can be found in the tables below.


  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             31-Mar-12
  Income and Expense                                         (Year-to-date)

  1  Number of institutions reporting                                  1
  2  Total interest income                                     1,511,447
  3  Total interest expense                                      171,941
  4  Net interest income                                       1,339,506
  5  Provision for loan and lease losses                         312,705
  6  Total noninterest income                                    660,010
  7  Fiduciary activities                                         71,226
  8  Service charges on deposit accounts                         164,717
  9  Trading account gains & fees                                 32,400
  10 Additional noninterest income                               391,667
  11 Total noninterest expense                                 1,374,734
  12 Salaries and employee benefits                              661,839
  13 Premises and equipment expense                              133,545
  14 Additional noninterest expense                              579,350
  15 Pre-tax net operating income                                312,077
  16 Securities gains (losses)                                    17,581
  17 Applicable income taxes                                      73,614
  18 Income before extraordinary items                           256,044
  19 Extraordinary gains - net                                         0
  20 Net income attributable to bank                             253,774
  21 Net income attributable to noncontrolling interests           2,270
  22 Net income attributable to bank and                         256,044
     noncontrolling interests
  23 Net charge-offs                                             421,710
  24 Cash dividends                                                    0
  25 Sale, conversion, retirement of capital stock, net                0
  26 Net operating income                                        242,331

     Memo:
     Interest income and expense in foreign offices
     Gross fiduciary and related services income



  SunTrust Bank
  303 Peachtreet St, N.E.
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             31-Mar-12
  Assets and Liabilities

  1  Total employees (full-time equivalent)                       26,574
  2  Total assets                                            172,289,330
  3  Cash and due from depository institutions                 5,000,225
  4  Interest-bearing balances                                 2,998,338
  5  Securities                                               24,338,948
  6  Federal funds sold & reverse repurchase agreements           79,903
  7  Net loans & leases                                      122,963,613
  8  Loan loss allowance                                       2,346,896
  9  Trading account assets                                    4,043,647
  10 Bank premises and fixed assets                            1,372,206
  11 Other real estate owned                                     579,392
  12 Goodwill and other intangibles                            7,147,939
  13 All other assets                                          6,763,457
  14 Total liabilities and capital                           172,289,330
  15 Total liabilities                                       151,363,723
  16 Total deposits                                          132,015,371
  17 Interest-bearing deposits                                99,183,628
  18 Deposits held in domestic offices                       131,985,371
  19 % insured                                                    81.68%
  20 Federal funds purchased & repurchase agreements           1,810,506
  21 Trading liabilities                                         891,210
  22 Other borrowed funds                                     11,479,797
  23 Subordinated debt                                         1,763,954
  24 All other liabilities                                     3,402,885
  25 Total equity capital                                     20,925,607
  26 Total bank equity capital                                20,819,466
  27 Perpetual preferred stock                                         0
  28 Common stock                                                 21,600
  29 Surplus                                                  13,359,551
  30 Undivided profits                                         7,438,315
  31 Noncontrolling interests in consolidated subsidiaries       106,141

     Memoranda:

  32 Noncurrent loans and leases                               4,863,011
  33 Noncurrent loans that are wholly or partially             2,109,771
     guaranteed by the U.S. government
  34 Income earned, not collected on loans                       744,905
  35 Earning assets                                          153,044,407
  36 Long-term assets (5+ years)                              46,367,175
  37 Average Assets, year-to-date                            171,790,518
  38 Average Assets, quarterly                               171,790,518
  39 Total risk weighted assets                              132,247,125
  40 Adjusted average assets for leverage capital            164,375,355
     purposes
  41 Life insurance assets                                       665,753
  42 General account life insurance assets                       381,941
  43 Separate account life insurance assets                      144,138
  44 Hybrid life insurance assets                                139,674
  45 Volatile liabilities                                     11,508,851
  46 Insider loans                                               100,616
  47 FHLB advances                                             6,026,371
  48 Loans and leases held for sale                            2,369,660
  49 Unused loan commitments                                  58,493,226
  50 Tier 1 (core) risk-based capital                         14,276,355
  51 Tier 2 risk-based capital                                 3,159,106
  52 Total unused commitments                                 58,493,226
  53 Derivatives                                             270,205,384
     Total assets and liabilities in foreign offices
     Restructured Loans and leases
     Past due and nonaccrual assets
     Fiduciary and related services
     Carrying amount of assets covered by FDIC loss
     share agreements


  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: May 20, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2012 distribution.